Equity - Shareholders' composition (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Shareholders' composition:
Number of shares	99,444,132,192	97,624,347,430
% of Equity Holding (in percentage)	100.00%	100.00%
Sociedad Administradora de la Obligacion Subordinada SAOS S.A.
Shareholders' composition:
Number of shares	28,593,701,789	28,593,701,789
% of Equity Holding (in percentage)	28.75%	29.29%
LQ Inversiones Financieras S.A.
Shareholders' composition:
Number of shares	26,733,861,635	25,694,731,690
% of Equity Holding (in percentage)	26.88%	26.32%
Sociedad Matriz del Banco de Chile S.A.
Shareholders' composition:
Number of shares	12,138,567,444	12,138,561,434
% of Equity Holding (in percentage)	12.21%	12.43%
Other minority shareholders
Shareholders' composition:
Number of shares	31,978,001,324	31,197,352,517
% of Equity Holding (in percentage)	32.16%	31.96%